Refinancing - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended		1 Months Ended			3 Months Ended			1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	1 Months Ended
	Apr. 25, 2013	Sep. 30, 2013	Dec. 31, 2012	Apr. 25, 2013 Affinia Group Holdings Inc [Member]	Apr. 25, 2013 Refinancing Dividend [Member]	Apr. 25, 2013 Other Dividend [Member]	Sep. 30, 2013 Deferred Compensation Plan [Member]	Dec. 31, 2012 U.S. domestic borrowers [Member]	May 22, 2012 U.S. domestic borrowers [Member]	Apr. 25, 2013 7.75% Senior notes, due May 2021 [Member]	Sep. 30, 2013 7.75% Senior notes, due May 2021 [Member]	Dec. 31, 2012 7.75% Senior notes, due May 2021 [Member]	Apr. 25, 2013 Term Loan B-1, due April 2016 [Member]	Sep. 30, 2013 Term Loan B-1, due April 2016 [Member]	Dec. 31, 2012 Term Loan B-1, due April 2016 [Member]	Apr. 25, 2013 Term Loan B-2, due April 2020 [Member]	Sep. 30, 2013 Term Loan B-2, due April 2020 [Member]	Dec. 31, 2012 Term Loan B-2, due April 2020 [Member]	Apr. 25, 2013 10.75% Senior secured notes, due August 2016 [Member]	Sep. 30, 2013 10.75% Senior secured notes, due August 2016 [Member]	Dec. 31, 2012 10.75% Senior secured notes, due August 2016 [Member]	Dec. 31, 2011 10.75% Senior secured notes, due August 2016 [Member]	Apr. 25, 2013 9% Senior subordinated notes, due November 2014 [Member]	Sep. 30, 2013 9% Senior subordinated notes, due November 2014 [Member]	Dec. 31, 2012 9% Senior subordinated notes, due November 2014 [Member]	Dec. 31, 2011 9% Senior subordinated notes, due November 2014 [Member]	Sep. 30, 2013 New ABL Revolver [Member]	Apr. 25, 2013 New ABL Revolver [Member] U.S. domestic borrowers [Member]
Debt Instrument [Line Items]
Aggregate principal amount										$ 250			$ 200			$ 470
Senior Notes interest rate										7.75%	7.75%	7.75%							10.75%	10.75%	10.75%	10.75%	9.00%	9.00%	9.00%	9.00%
ABL revolver maturity date										May 01, 2021	May 01, 2021	May 01, 2021	Apr. 25, 2016	Apr. 25, 2016	Apr. 25, 2016	Apr. 25, 2020	Apr. 25, 2020	Apr. 25, 2020	Aug. 01, 2016	Aug. 01, 2016	Aug. 01, 2016	Aug. 01, 2016	Nov. 01, 2014	Nov. 01, 2014	Nov. 01, 2014	Nov. 01, 2014	Apr. 25, 2018	Apr. 25, 2018
Cash on hand for redemption	31
Repayment of Seller Note	61	1		61
Distribution made to holdings	351	352		133	350	1	1
Borrowings			315					300	300																			175
Sub-limit for letters of credit								40	40																			30
Swingline facility								$ 30	$ 30																			$ 15